Other non-financial assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other non-financial assets
Receivables from employees due within 1 year	€ 95,518	€ 64,246
Value added tax refund	1,784,233	1,285,383
Contract assets	3,569,821	2,123,884
Prepaid expenses	1,860,773	2,155,523
Assets recognized from costs to fulfill a contract	2,823,655	2,183,536
Payments on account for inventories	1,448,597	876,000
Miscellaneous	517,503	487,769
Total	12,100,101	8,300,341
Amount of amortization recognized	€ 610,000	€ 100,000